TETON Convertible Securities Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 70.2%
	Aerospace and Defense — 0.8%
$ 250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$454,693

	Automotive — 0.6%
250,000	Tesla Inc., 2.000%, 05/15/24	378,581

	Aviation: Parts and Services — 1.0%
500,000	Kaman Corp., 3.250%, 05/01/24	601,000

	Business Services — 2.2%
750,000	Perficient Inc., 2.375%, 09/15/23	1,023,071
292,000	Team Inc., 5.000%, 08/01/23	306,433

		1,329,504

	Cable and Satellite — 1.6%
1,000,000	DISH Network Corp., 3.375%, 08/15/26	964,400

	Communications Equipment — 3.5%
985,000	InterDigital Inc., 2.000%, 06/01/24(a)	984,360
1,000,000	Lumentum Holdings Inc., 0.500%, 12/15/26(a)	1,087,500

		2,071,860

	Computer Software and Services — 25.5%
500,000	Blackline Inc., 0.125%, 08/01/24(a)	500,313
840,000	Boingo Wireless Inc., 1.000%, 10/01/23	746,314
590,000	Coupa Software Inc., 0.125%, 06/15/25(a)	699,069
800,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	917,000
305,000	CyberArk Software Ltd., Zero Coupon, 11/15/24(a)	316,489
660,000	Everbridge Inc., 0.125%, 12/15/24(a)	655,544
700,000	Evolent Health Inc., 1.500%, 10/15/25	495,270
523,000	GDS Holdings Ltd., 2.000%, 06/01/25	634,720
750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	877,950
440,000	LivePerson Inc., 0.750%, 03/01/24(a)	529,296
500,000	MercadoLibre Inc., 2.000%, 08/15/28	747,731
305,000	Nice Systems Inc., 1.250%, 01/15/24	582,741
800,000	Okta Inc., 0.125%, 09/01/25(a)	777,693
500,000	PAR Technology Corp., 4.500%, 04/15/24(a)	640,763
820,000	Pluralsight Inc., 0.375%, 03/01/24(a)	713,747
1,000,000	Proofpoint Inc., 0.250%, 08/15/24(a)	1,032,401
750,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	862,621

Principal Amount		Market Value

$ 750,000	Q2 Holdings Inc., 0.750%, 06/01/26(a)	$865,717
700,000	SailPoint Technologies Holding Inc., 0.125%, 09/15/24(a)	756,518
400,000	Splunk Inc., 1.125%, 09/15/25	494,250
800,000	Vocera Communications Inc., 1.500%, 05/15/23	793,243
750,000	Workiva Inc., 1.125%, 08/15/26(a)	674,438

		15,313,828

	Consumer Services — 0.6%
300,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	352,875

	Diversified Industrial — 1.8%
300,000	Chart Industries Inc., 1.000%, 11/15/24(a)	395,729
500,000	KBR Inc., 2.500%, 11/01/23(a)	664,375

		1,060,104

	Energy and Utilities: Integrated — 1.0%
750,000	SunPower Corp., 4.000%, 01/15/23	616,275

	Energy and Utilities: Services — 1.7%
1,300,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,030,318

	Financial Services — 1.4%
500,000	Encore Capital Europe Finance Ltd., 4.500%, 09/01/23	535,121
199,000	LendingTree Inc., 0.625%, 06/01/22	311,812

		846,933

	Food and Beverage — 0.6%
320,000	The Chefs’ Warehouse Inc., 1.875%, 12/01/24(a)	353,698

	Health Care — 14.6%
495,000	Aerie Pharmaceuticals Inc., 1.500%, 10/01/24(a)	594,096
350,000	CONMED Corp., 2.625%, 02/01/24(a)	484,767
495,000	DexCom Inc., 0.750%, 12/01/23	734,430
900,000	Exact Sciences Corp., 0.375%, 03/15/27	1,022,063
1,000,000	Insulet Corp., 0.375%, 09/01/26(a)	1,041,989
300,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	399,932
400,000	Invacare Corp., 4.500%, 06/01/22	376,698
495,000	Invitae Corp., 2.000%, 09/01/24(a)	450,310
337,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	517,729
500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	521,006
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	289,000

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TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$ 100,000	Repligen Corp., 0.375%, 07/15/24	$108,355
350,000	Retrophin Inc., 2.500%, 09/15/25	272,195
708,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	644,401
770,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	773,369
300,000	Teladoc Health Inc., 1.375%, 05/15/25	521,799

		8,752,139

	Semiconductors — 6.2%
250,000	Adesto Technologies Corp., 4.250%, 09/15/24(a)	255,950
250,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	436,521
500,000	Impinj Inc., 2.000%, 12/15/26(a)	490,950
250,000	Inphi Corp., 1.125%, 12/01/20	465,474
500,000	Knowles Corp., 3.250%, 11/01/21	651,067
758,000	Rambus Inc., 1.375%, 02/01/23	771,720
300,000	Teradyne Inc., 1.250%, 12/15/23	658,690

		3,730,372

	Telecommunications — 5.2%
505,000	8x8 Inc., 0.500%, 02/01/24(a)	505,302
500,000	Harmonic Inc., 2.000%, 09/01/24(a)	570,950
1,000,000	Infinera Corp., 2.125%, 09/01/24	1,060,619
500,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	536,875
300,000	Twilio Inc., 0.250%, 06/01/23	458,680

		3,132,426

	Transportation — 1.9%
500,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	424,050
590,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	685,137

		1,109,187

	TOTAL CONVERTIBLE CORPORATE BONDS	42,098,193

Shares
	PREFERRED STOCKS — 0.1%
	Energy and Utilities: Services — 0.1%
691	Bristow Group Inc., 10.000%	25,132

	CONVERTIBLE PREFERRED STOCKS — 1.9%
	Agriculture — 0.2%
1,000	Bunge Ltd., 4.875%,	105,160

Shares		Market Value
	Financial Services — 1.7%
600	Bank of America Corp., 7.250%, Ser. L	$869,400
117	Wells Fargo & Co., 7.500%, Ser. L	169,650

		1,039,050

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,144,210

	MANDATORY CONVERTIBLE SECURITIES (b) — 22.5%
	Consumer Products — 0.9%
5,150	Energizer Holdings Inc., Ser. A 7.500%, 01/15/22	538,535

	Diversified Industrial — 2.0%
4,000	Colfax Corp., 5.750%, 01/15/22	631,040
5,150	Stanley Black & Decker Inc., 5.250%, 11/15/22	561,144

		1,192,184

	Energy and Utilities: Integrated — 6.2%
20,200	CenterPoint Energy Inc., Ser. B 7.000%, 09/01/21	984,548
11,500	DTE Energy Co., 6.250%, 11/01/22	589,490
19,000	NextEra Energy Inc., 4.872%, 09/01/22	974,320
3,535	Sempra Energy, Ser. A, 6.000%, 01/15/21	424,271
1,970	Ser. B, 6.750%, 07/15/21	234,568
10,000	The Southern Co., 6.750%, 08/01/22	539,000

		3,746,197

	Energy and Utilities: Services — 3.5%
10,180	American Electric Power Co. Inc., 6.125%, 03/15/22	551,043
5,000	Dominion Energy Inc., Ser. A 7.250%, 06/01/22	534,950
19,705	South Jersey Industries Inc., 7.250%, 04/15/21	1,022,887

		2,108,880

	Energy and Utilities: Water — 1.0%
9,720	Aqua America Inc., 6.000%, 04/30/22	606,042

	Equipment and Supplies — 1.0%
500	Danaher Corp., Ser. A 4.750%, 04/15/22	589,520

	Financial Services — 1.1%
2,538	Assurant Inc., Ser. D 6.500%, 03/15/21	326,438
6,000	New York Community Capital Trust V, 6.000%, 11/01/51	304,200

		630,638

	Health Care — 1.5%
5,730	Avantor Inc., Ser. A 6.250%, 05/15/22	360,990
8,494	Becton, Dickinson and Co., Ser. A 6.125%, 05/01/20	556,017

		917,007

	Industrials — 0.6%
8,032	International Flavors & Fragrances Inc., 6.000%, 09/15/21	385,616

	Real Estate Investment Trusts — 2.7%
504	Crown Castle International Corp., Ser. A 6.875%, 08/01/20	645,997
7,500	QTS Realty Trust Inc., Ser. B 6.500%,	968,775

		1,614,772

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TETON Convertible Securities Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) (Continued)
	Semiconductors — 2.0%
1,005	Broadcom Inc., Ser. A 8.000%, 09/30/22	$1,183,860

	TOTAL MANDATORY CONVERTIBLE SECURITIES	13,513,251

	COMMON STOCKS — 0.6%
	Energy and Utilities: Services — 0.6%
3,970	Bristow Group Inc.†	144,389
509,000	Bristow Group Inc., Escrow†	0
5,566	Bristow Group Inc., New York†	202,435

		346,824

	TOTAL COMMON STOCKS	346,824

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$2,839,000	U.S. Treasury Bills, 1.487% to 1.545%††, 01/30/20 to 03/26/20	$2,831,946

	TOTAL INVESTMENTS — 100.0% (Cost $54,800,421)	$59,959,556

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

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